Basis of Presentation	6 Months Ended
Jun. 30, 2019
Basis of Presentation [Abstract]
BASIS OF PRESENTATION

NOTE 2 - Basis of presentation:

A.	General

The Company’s condensed consolidated interim financial statements as of June 30, 2019 and for the three and six months then ended (the “interim financial statements”) have been prepared in accordance with International Accounting Standard No. 34, “Interim Financial Reporting” (“IAS 34”). These interim financial statements, which are unaudited, do not include all disclosures necessary for a fair statement of financial position, results of operations, and cash flows in conformity with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The condensed consolidated interim financial statements should be read in conjunction with the Company’s annual financial statements as of December 31, 2018 and for the year then ended and their accompanying notes, which have been prepared in accordance with IFRS. The results of operations for the three and six months ended June 30, 2019 are not necessarily indicative of the results that may be expected for the entire fiscal year or for any other interim period.

B.	Functional and reporting currency

From the Company’s inception through December 31, 2018, the Company and its subsidiary’s functional and presentation currency was the New Israeli Shekel (NIS). Management conducted a review of the functional currency of the Company and its subsidiary and concluded that the functional and presentation currency changed from the NIS to the U.S. dollar, effective January 1, 2019. This change was based on an assessment by Company management that the U.S. dollar is the primary currency of the economic environment in which the Company and its subsidiary operates. Accordingly, the functional and presentation currency of the Company in these financial statements is the U.S. dollar.

In determining the appropriate functional currency to be used, the Company followed the guidance in International Accounting Standard (IAS) 21 “The Effects of Changes in Foreign Exchange Rates”, which states that factors relating to sales, costs and expenses, financing activities and cash flows, as well as other potential factors, should be considered. In this regard, the Company recently incurred a significant increase in revenues denominated in U.S. dollars relating to collaboration with its customers in the U.S., which is reflected primarily in the agreement the Company signed in October 2018, with Lung Biotechnology PBC, a public benefit corporation and wholly-owned subsidiary of United Therapeutics Corporations. The Company expects additional increase in revenues denominated in U.S. dollars related to its activities. The Company incurred an increase and expects to continue to incur a significant part of its expenses in U.S. dollars. These changes, as well as the fact that the majority of the Company’s available funds are in U.S. dollars, the Company’s principal source of financing is the U.S. capital markets, and all of the Company’s budgeting is conducted solely in U.S. dollars, led to the decision that a change occurred in the functional currency as of January 1, 2019, as indicated above.

The effect of the change in the functional currency is accounted for prospectively. Assets and liabilities were translated into the new functional currency using the exchange rate at the date of the change. The resulting translated amounts for non-monetary items are treated as their historical cost.

Due to the change in its functional currency as above and concurrently with it, the Company decided to change its presentation currency from NIS to the U.S. dollar.

The change in presentation currency was applied retrospectively to all comparative figures presented.

In effecting the change in presentation currency to U.S. dollars, with respect to comparative figures: (1) all assets and liabilities of the Company were translated using the dollar exchange rate as of each balance sheet presented; (2) equity items were translated using historical exchange rates at the relevant transaction dates; (3) the statement of comprehensive loss items have been translated at the average exchange rates for the relevant reporting periods; and (4) the resulting translation differences have been reported as “currency translation differences” within other comprehensive loss.

C.	Estimates

Preparation of interim financial statements requires the Company’s management to exercise judgment and requires the use of accounting estimates and assumptions that affect the application of the Company’s accounting policies and the amounts of the reported assets, liabilities, income and expenses. Actual results may differ from these estimates.

When preparing these interim financial statements, significant judgments used by the management when applying the Company’s accounting policies and the uncertainty in the principal assumptions underlying the estimates were similar to those in the Company’s annual financial statements for the year ended December 31, 2018.